Share-Based Compensation And Awards (Tables)	12 Months Ended
Aug. 31, 2020
Share-Based Compensation And Awards [Abstract]
Stock Options Activity
	2020		2019
		Weightedaverageexerciseprice		Weightedaverageexerciseprice
	Number	$	Number	$
Outstanding, beginning of year	8,363,031	26.11	9,378,966	25.18
Granted	84,000	26.88	1,540,000	26.36
Forfeited	(681,168)	26.65	(897,470)	26.66
Exercised(1)	(407,733)	21.57	(1,658,465)	20.76
Outstanding, end of year	7,358,130	26.36	8,363,031	26.11
(1) The weighted average Class B Non-Voting Share price for the options exercised was $25.60.

Stock Option Range of Exercise Prices
The following table summarizes information about the options outstanding at August 31, 2020:

	Options outstanding			Options exerciseable
Range of prices	Numberoutstanding	Weightedaverageremainingcontractual life	Weightedaverageexerciseprice	Numberexercisable	Weightedaverageexerciseprice
$19.75 to $24.86	1,438,320	4.74	23.68	1,149,620	23.55
$24.87 to $26.31	1,531,075	5.88	25.93	1,069,575	25.83
$26.32 to $26.83	1,614,100	7.97	26.49	454,350	26.55
$26.84 to $27.71	1,142,135	5.75	27.31	811,235	27.35
$27.72 to $30.87	1,632,500	6.44	28.35	980,750	28.51

Weighted-Average Assumptions
The weighted average estimated fair value at the date of the grant for common share options granted for the year ended August 31, 2020 was $1.83 (2019 - $2.07) per option. The fair value of each option granted was estimated on the date of the grant using the Black-Scholes option pricing model with the following weighted-average assumptions:

	2020	2019
Dividend yield	4.41%	4.50%
Risk-free interest rate	1.45%	2.08%
Expected life of options	7 years	7 years
Expected volatility factor of the future expected market price of Class B Non-Voting Shares	15.90%	16.30%

Expected volatility has been estimated based on the historical share price volatility of the Company’s Class B Non-Voting Shares.